Document and Entity Information	9 Months Ended
Sep. 30, 2021
Entity Listings [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	L&F Acquisition Corp.
Entity Central Index Key	0001823575
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false